OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.9%
	EQUITY - 31.7%
28,100	Avantis U.S. Small Cap Value ETF(a)	$ 2,712,493
203,400	Financial Select Sector SPDR Fund	9,830,322
85,700	First Trust North American Energy Infrastructure	3,055,205
142,000	Global X US Infrastructure Development ETF	5,738,220
48,600	iShares MSCI USA Quality Factor ETF	8,654,688
12,700	iShares U.S. Aerospace & Defense ETF	1,845,945
59,900	iShares US Consumer Discretionary ETF	5,758,786
163,900	JPMorgan Equity Premium Income ETF	9,429,167
77,700	Roundhill Magnificent Seven ETF	4,228,434
39,000	SPDR Dow Jones Industrial Average ETF Trust	16,594,500
4,637	SPDR S&P Emerging Markets SmallCap ETF	271,775
184,200	SPDR S&P Regional Banking ETF(a)	11,116,470
62,000	Vanguard Extended Market ETF	11,778,760
53,100	Vanguard Growth ETF	21,794,364
54,900	Vanguard Mid-Cap Growth ETF	13,930,875
53,000	Vanguard S&P 500 ETF	28,556,930
64,300	Vanguard Small-Cap Growth ETF	18,007,858
42,900	Vanguard Small-Cap Value ETF	8,501,922
39,800	Vanguard Value ETF	6,738,140
		188,544,854
	FIXED INCOME - 35.2%
215,900	First Trust Preferred Securities and Income ETF(a)	3,821,430
133,500	First Trust Senior Loan ETF(a)	6,173,040
215,400	Franklin Senior Loan ETF	5,226,681
3,183,500	Invesco Senior Loan ETF	67,076,344
1,289,300	SPDR Blackstone Senior Loan ETF	53,802,489
153,200	SPDR Bloomberg Convertible Securities ETF	11,932,748
318,900	SPDR Bloomberg High Yield Bond ETF(a)	30,445,383
1,298,400	SPDR Portfolio High Yield Bond ETF	30,473,448
		208,951,563

	TOTAL EXCHANGE-TRADED FUNDS (Cost $387,565,889)	397,496,417

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 33.1%
	ALTERNATIVE - 3.2%
1,138,886	DoubleLine Flexible Income Fund, Class I	$ 9,908,307
483,546	JPMorgan Hedged Equity 3 Class I	9,332,446
1	JPMorgan Hedged Equity Fund, Class I	34
		19,240,787
	EQUITY - 6.5%
1	JPMorgan Emerging Markets Equity Fund, Class I	32
426,473	Schwab S&P 500 Index Fund	38,497,758
		38,497,790
	FIXED INCOME - 23.4%
2,195	American Century High Income Fund, Class I	18,969
957	BlackRock Floating Rate Income Portfolio, Institutional Class	9,264
0(e)	BlackRock High Yield Municipal Fund, Institutional Class	0(f)
6,610	BlackRock National Municipal Fund, Institutional Class	66,434
1,232,755	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	8,752,563
2,628	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	24,891
2,862	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	30,076
526,305	DoubleLine Emerging Markets Fixed Income Fund, Class I	4,684,118
1	JPMorgan Emerging Markets Debt Fund, Class I	7
3,737	JPMorgan Income Fund, Class I	31,726
141,760	MassMutual Global Floating Rate Fund, Class Y	1,240,396
6	Metropolitan West High Yield Bond Fund, Class I	52
2,868	Metropolitan West Total Return Bond Fund, Class I	25,441
3,179	Neuberger Berman Strategic Income Fund, Class I	31,409
1,959	Nuveen All-American Municipal Bond Fund, Class I	19,863
7,173	Nuveen Bond Index Fund, Institutional Class	68,070
2,233	Nuveen California Municipal Bond Fund, Class I	22,486
5,333	Nuveen High Yield Municipal Bond Fund, Class I	78,872
2,315	Nuveen Preferred Securities Fund, Class I	35,959
3,644	Nuveen Short Duration High Yield Municipal Bond, Class I	35,203
3,499	Nuveen Strategic Income Fund, Class I	34,322
3,410	PIMCO Diversified Income Fund, Institutional Class	32,906
5,383	PIMCO Emerging Markets Bond Fund, Institutional Class	45,486
4,319	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	24,100
0(e)	PIMCO High Yield Fund, Institutional Class	0(f)

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 33.1% (Continued)
	FIXED INCOME - 23.4% (Continued)
23	PIMCO High Yield Municipal Bond Fund, Institutional Class	$ 199
6,364,287	PIMCO Income Fund, Institutional Class	66,952,296
3,006,596	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	29,855,499
9,026	PIMCO Investment Grade Credit Bond Fund, Institutional Class	80,239
8	PIMCO Long-Term Credit Bond Fund, Institutional Class	69
1,303	PIMCO Real Return Fund, Institutional Class	12,995
4,532	PIMCO Total Return Fund, Institutional Class	38,434
1,527,123	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	14,018,987
9,344	TCW Emerging Markets Income Fund, Class I	60,365
1,328,529	Voya Securitized Credit Fund, Class I	12,581,166
		138,912,862
	MIXED ALLOCATION - 0.0%(c)
1,595	Nuveen Real Asset Income Fund, Class I	33,750

	TOTAL OPEN END FUNDS (Cost $181,401,363)	196,685,189

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.7%
	COLLATERAL FOR SECURITITES LOANED - 7.5%
45,001,644	First American Government Obligations Fund, Class X, 4.41%(b)(d) (Cost $45,001,644)	$ 45,001,644

	MONEY MARKET FUND – 0.2%
989,954	First American Government Obligations Fund, Class X, 4.41%(d) (Cost $45,991,598)	989,954

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,991,598)	45,991,598

	TOTAL INVESTMENTS - 107.7% (Cost $614,958,850)	$ 640,173,204
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%	(45,597,194)
	NET ASSETS - 100.0%	$ 594,576,010

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $44,001,575, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $45,001,644 at December 31, 2024.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(e)	Less than one share.
(f)	Less than $1 USD.